Financial Assets and Financial Liabilities - Summary of Interest-bearing Loans and Borrowings (Detail) ฿ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 THB (฿)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 THB (฿)	Dec. 31, 2017 SGD ($)
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Amount	$ 24,814	$ 41,151
United States of America, Dollars (USD) [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Maturity		Feb. 2018
Current interest-bearing loans and borrowings, Amount		$ 3,800
United States of America, Dollars (USD) [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate		3.20%			3.20%	3.20%	3.20%
United States of America, Dollars (USD) [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate		3.50%			3.50%	3.50%	3.50%
Renminbi (RMB) [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Maturity	Jan. 2019 ~ Sept. 2019	Apr. 2018 ~ Sept. 2018
Current interest-bearing loans and borrowings, Amount	$ 6,130	$ 4,602	¥ 42,100		¥ 30,000
Renminbi (RMB) [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%
Renminbi (RMB) [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	4.79%	5.22%	4.79%	4.79%	5.22%	5.22%	5.22%
Thai Baht (THB) [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Maturity	Jan. 2019 ~ Jun. 2019	Jan. 2018 ~ Jun. 2018
Current interest-bearing loans and borrowings, Amount	$ 18,684	$ 32,649		฿ 602,150		฿ 1,058,995
Thai Baht (THB) [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	1.10%	1.70%	1.10%	1.10%	1.70%	1.70%	1.70%
Thai Baht (THB) [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate	2.10%	2.60%	2.10%	2.10%	2.60%	2.60%	2.60%
Singapore dollars (SGD) [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Maturity		Feb. 2018
Current interest-bearing loans and borrowings, Amount		$ 100					$ 134
Singapore dollars (SGD) [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate		2.47%			2.47%	2.47%	2.47%
Singapore dollars (SGD) [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Current interest-bearing loans and borrowings, Interest rate		2.54%			2.54%	2.54%	2.54%